Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income [Abstract]
Components of Accumulated Other Comprehensive Income
The components of AOCI are as follows:
millions of dollars
Unrealized
(loss) gain on
translation of
self-sustaining
foreign
operations
Net change in
net investment
hedges
Losses on
derivatives
recognized

as cash flow
hedges
Net change
on available-
for-sale
investments
Net change in
unrecognized
pension and
post-retirement
benefit costs
Total

AOCI
For the year ended December 31, 2023
Balance, January 1, 2023 $

639 $ (62) $

16 $ (2) $ (13) $

578
Other comprehensive (loss)

income before

reclassifications
(270)

38

-

-

-

(232)
Amounts reclassified from

AOCI
-

-

(2) -

(39) (41)
Net current period other
comprehensive (loss) income
(270)

38 (2) -

(39) (273)
Balance, December 31, 2023 $

369 $ (24) $

14 $ (2) $ (52) $

305
For the year ended December 31, 2022
Balance, January 1, 2022 $

10 $

35 $

18 $ (1) $ (37) $

25
Other comprehensive

income (loss) before

reclassifications

629 (97) -

(1) -

531
Amounts reclassified from

AOCI
-

-

(2) -

24

22
Net current period other
comprehensive income (loss)

629 (97) (2) (1)

24

553
Balance, December 31, 2022 $

639 $ (62) $

16 $ (2) $ (13) $

578

Reclassifications out of Accumulated Other Comprehensive Income (Loss)
The reclassifications out of AOCI are as follows:
For the Year ended December 31
millions of dollars 2023 2022
Affected line item in the Consolidated Financial Statements
Gains on derivatives recognized as cash flow hedges

Interest rate hedge
Interest expense, net $ (2) $ (2)
Net change in unrecognized pension and post-retirement benefit costs

Actuarial losses
Other income, net $ -

$

10

Past service costs
Other income, net

2 -

Amounts reclassified into obligations
Pension and post-retirement benefits (40)

15
Total before tax (38)

25
Income tax expense (1) (1)
Total net of tax $ (39) $

24
Total reclassifications out of AOCI, net of tax, for the period $ (41) $

22